Risk Management - Claim Development for Short-term Insurance Contracts (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Short-term insurance contracts without impact of reinsurance [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	¥ 140,445
Accumulated claims expenses paid	(125,640)
Unpaid claims expenses	14,805
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2014 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	16,726
Accumulated claims expenses paid	(16,726)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	16,499
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	17,265
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	16,726
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	16,726
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | 4 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	16,726
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	21,422
Accumulated claims expenses paid	(21,422)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	20,497
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,427
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,422
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,422
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	26,851
Accumulated claims expenses paid	(26,851)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,120
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,303
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,851
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	34,845
Accumulated claims expenses paid	(33,476)
Unpaid claims expenses	1,369
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	33,926
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,845
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	40,601
Accumulated claims expenses paid	(27,165)
Unpaid claims expenses	13,436
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	40,601
Short-term insurance contracts with impact of reinsurance [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	139,220
Accumulated claims expenses paid	(124,555)
Unpaid claims expenses	14,665
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2014 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	16,589
Accumulated claims expenses paid	(16,589)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	16,379
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	17,127
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	16,589
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	16,589
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2014 [member] | 4 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	16,589
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	21,259
Accumulated claims expenses paid	(21,259)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	20,359
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,262
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,259
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,259
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	26,655
Accumulated claims expenses paid	(26,655)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,897
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,107
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,655
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	34,560
Accumulated claims expenses paid	(33,204)
Unpaid claims expenses	1,356
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	33,700
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,560
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	40,157
Accumulated claims expenses paid	(26,848)
Unpaid claims expenses	13,309
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	¥ 40,157